AQR Macro Opportunities Fund Expense Example - AQR Macro Opportunities Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	485
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,834
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	180
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	959
Expense Example, with Redemption, 10 Years	2,084
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	$ 1,688